Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Paid-In Capital [Member]	Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2013	$ 20,631	$ 74,615		$ (838,421)	$ (69,836)	$ (813,011)
Balance, shares at Dec. 31, 2013	20,630,667
Common shares issued for cash and subscriptions and receivable at $0.15 per share	$ 4,847	722,208				727,055
Common shares issued for cash and subscriptions and receivable at $0.15 per share, shares	4,847,333
Issuance of stock for Spiral Toys LLC	$ 18,131	2,701,513				2,719,644
Issuance of stock for Spiral Toys LLC, shares	18,130,667
Disposition of discontinued operations	$ (2,500)	373,408			$ 74,586	445,494
Disposition of discontinued operations, shares	(2,500,000)
Forgiveness of salary		276,250				276,250
Related party contributed capital		9,750				9,750
Shares issued for services	$ 228	$ 50,772				$ 51,000
Shares issued for services, shares	228,000
Beneficial conversion- Echo Q2 notes
Net loss for the year				$ (3,460,207)	$ (4,750)	$ (3,460,207)
Balance at Dec. 31, 2014	$ 41,337	$ 4,208,516		$ (4,298,628)		(48,775)
Balance, shares at Dec. 31, 2014	41,336,667
Stock issued for cash	$ 5,923	2,039,312				2,045,235
Stock issued for cash, shares	5,923,583
Shares issued for services	$ 1,237	363,064				364,301
Shares issued for services, shares	1,237,669
Shares issued for convertible notes	$ 336	83,664				84,000
Shares issued for convertible notes, shares	336,000
Market value of stock for services		77,367				77,367
Loss on Conversion-Non cash		45,360				45,360
Beneficial conversion- Echo Q2 notes		$ 21,000				21,000
Translation loss			$ (2,304)			(2,304)
Net loss for the year				$ (2,392,842)		(2,392,842)
Balance at Dec. 31, 2015	$ 48,833	$ 6,838,283	$ (2,304)	$ (6,691,470)		193,342
Balance, shares at Dec. 31, 2015	48,833,919
Net loss for the year						(1,046,932)
Balance at Mar. 31, 2016						$ (697,407)